Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income
5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2022	2021
Equity securities	1,887	2,457
Debt securities [1]	29,095	27,340
Loans and advances [1]	643	838
	31,625	30,635
1Debt securities include an amount of EUR -21 million (2021: EUR -12 million) and the Loans and advances includes EUR -1 million (2021: EUR -1 million) of Loan loss provisions.
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2022	2021	2022	2021
Investment in Bank of Beijing	1,614	1,700	111	97
Other Investments	273	757	38	25
	1,887	2,457	149	122
For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.
As at 31 December 2022 ING holds approximately 13% (2021:13%) of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2022 (2021: nil).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2022	2021	2022	2021	2022	2021
Opening balance	2,457	1,862	28,178	34,033	30,635	35,895
Additions	17	518	18,789	12,669	18,806	13,186
Amortisation			-18	-46	-18	-46
Transfers and reclassifications	10	-7			10	-7
Changes in unrealised revaluations [2]	-65	-88	-3,230	-1,209	-3,295	-1,296
Impairments				-5		-5
Reversals of impairments			3	4	3	4
Disposals and redemptions	-492	-19	-14,034	-17,730	-14,526	-17,750
Exchange rate differences	-39	191	49	460	10	651
Changes in the composition of the group and other changes			1	2	1	2
Closing balance	1,887	2,457	29,739	28,178	31,625	30,635
1Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2Changes in unrealized revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.
FVOCI equity securities
In 2022, disposals of EUR 492 million mainly relate to the sale in the second quarter of HQLA eligible equity instruments triggered by the changing interest rate environment and deteriorating market sentiment. This portfolio was built up in early 2021 (additions in 2021: EUR 499 million) and was a relatively small part of the HQLA portfolio. This was a diversified buy-and-hold portfolio aimed at generating stable dividend income stream.
In 2022, exchange rate differences of EUR -39 million are mainly related to the stake in Bank of Beijing following the depreciation of CNY vs EUR. Furthermore, changes in unrealised revaluations of equity securities are mainly related to negative revaluation of the stake in Bank of Beijing following a decline in share price (EUR -49 million).
FVOCI debt instruments
In 2022, changes in unrealised revaluations of EUR -3,230 million relate to increased yield curves.
Reference is made to Note 6 'Securities at amortised cost' for details on ING Group’s total exposure to debt securities.